Interest Expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Interest Expenses

For the three months ended March 31, 2022 and March 31, 2021, interest expense consisted of the following:

	For the Three Months Ended March 31,
	2022	2021
Interest expense, related party	$(313)	$(120)
Interest expense, other	(254)	(227)
Interest expense, secured borrowing arrangement	(71)	(163)
Amortization of debt issue cost associated with related warrants	(2,615)	-
Amortization of debt issue cost - OID	(568)	-
Total interest expense	$(3,821)	$(510)

For the years ended December 31, 2021 and 2020, interest expense consisted of the following:

	For the Years Ended December 31,
	2021	2020
Interest expense, related party	$(541)	$(329)
Interest expense, other	(1,042)	202
Interest expense, secured borrowing arrangement	(1,083)	(1,366)
Amortization of Debt Issue Cost associated with related warrants	(2,296)	-
Amortization of Debt Issue Cost - OID	(498)	-
Total interest expense	$(5,460)	$(1,493)